Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value as of June 30, 2026, and December 31, 2025 (in thousands):

June 30, 2026	Level 1	Level 2	Level 3	Total
Derivative assets (liabilities) – current	$-	$8,532	$-	$8,532
Derivative assets (liabilities) – long-term	-	(801)	-	(801)
Earnout liability – current	-	-	(10,841)	(10,841)
Earnout liability – long-term	-	-	(15,076)	(15,076)
Total	$-	$7,731	$(25,917)	$(18,186)

December 31, 2025	Level 1	Level 2	Level 3	Total
Derivative assets (liabilities) – current	$-	$5,349	$-	$5,349
Derivative assets (liabilities) – long-term	-	(4,669)	-	(4,669)
Total	$-	$680	$-	$680

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value as of December 31, 2025 and 2024 (in thousands):

December 31, 2025	Level 1	Level 2	Level 3	Total
Derivative assets (liabilities) – current	$—	$5,349	$—	$5,349
Derivative assets (liabilities) – long-term	—	(4,669)	—	(4,669)
Total	$—	$680	$—	$680

December 31, 2024	Level 1	Level 2	Level 3	Total
Derivative assets (liabilities) – current	$—	$153	$—	$153
Derivative assets (liabilities) – long-term	—	(6,439)	—	(6,439)
Total	$—	$(6,286)	$—	$(6,286)